SIGNIFICANT ACCOUNTING POLICIES (Schedule of Reconciliation of Cash and Restricted Cash) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Significant Accounting Policies Schedule Of Reconciliation Of Cash And Restricted Cash
Cash and cash equivalents	$ 51,602	$ 52,352
Restricted cash	9,472	2,493
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	$ 61,074	$ 54,845	$ 15,917	$ 13,505